Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Summary of temporary equity
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020, as adjusted for the Exchange Ratio, is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants.	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.7% - 0.9%	0.3% - 1.0%
Expected volatility	82% - 90%	87% - 93%
Expected term (in years)	5.5 - 6.1	5.3 - 6.1
Expected dividend yield	0%	0%
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.3% - 1.0%	1.4 - 2.4%
Expected volatility	87% - 93%	84% - 87%
Expected term (in years)	5.3 - 6.1	6.1
Expected dividend yield	0%	0%

Summary of Company's stock option activity
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806
Granted	204,512	10.28	9.8
Exercised	(72,940)	1.06	4.5
Cancelled	(39,805)	1.38	7.2

Outstanding at September 30, 2021	3,978,805	$1.87	6.1	$48,898

Vested and exercisable at September 30, 2021	2,912,657	$1.26	5.0	$37,248

A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	2,968,390	$1.14	6.3	$738
Granted	1,207,848	1.90	9.5
Exercised	(111,354)	0.97	4.6
Cancelled	(177,846)	1.30	6.4

Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806

Vested and exercisable at December 31, 2020	2,611,211	$1.16	5.3	$3,192

Schedule of Common Stock, Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible preferred stock	—	28,453,228
Stock options issued and outstanding	3,978,805	3,887,038
Preferred stock warrants issued and outstanding	—	70,455
Public warrants issued and outstanding	5,833,333	—
Private placement warrants issued and outstanding	181,667	—
Earn-Out shares	5,000,000	—
Unvested sponsor shares	300,000	—
Authorized for future stock awards or option grants	6,441,852	132,974

Total	21,735,657	32,543,695

Common stock reserved for future issuance consists of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Convertible preferred stock	28,453,228	28,453,228
Stock options issued and outstanding	3,887,038	2,968,390
Preferred stock warrants issued and outstanding	70,455	70,455
Authorized for future stock awards or option grants	132,974	1,162,968

Total	32,543,695	32,655,041